BORROWINGS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Banks [Abstract]
Year one		$ 13,000,000	$ 12,500,000
Year two
Year three
Year four
Year five
Thereafter
Maturities of outstanding FHLB advances	$ 11,000,000	$ 13,000,000	$ 12,500,000